Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Measurement [Abstract]
Schedule of financial assets and liabilities measured at fair value on a recurring basis
	Fair value measurements
	December 31, 2022
	Level 3	Total
Liabilities:
Liability in respect of business combinations	19,693	19,693
Put options of non-controlling interests	28,292	28,292
	$47,985	$47,985

	Fair value measurements
	December 31, 2021
	Level 3	Total
Liabilities:
Liability in respect of business combinations	17,772	17,772
Put options of non-controlling interests	29,334	29,334
	$47,106	$47,106

	Fair value measurements
	January 1, 2021
	Level 3	Total
Liabilities:
Liability in respect of business combinations	10,561	10,561
Put options of non-controlling interests	23,926	23,926
	$34,487	$34,487

Schedule of liabilities in respect of the business combinations
	December 31,
	2021	2022
Opening balance	$10,561	$17,772
Increase in contingent consideration due to acquisitions	3,098	10,670
Payment of contingent consideration	(1,816)	(8,547)
Increase in fair value of contingent consideration	3,476	119
Decrease in fair value of contingent consideration	(244)	(1,025)
Foreign currency translation adjustments	(36)	(598)
Amortization of interest and exchange rate	2,661	1,302
Closing balance	$17,772	$19,693

Schedule of financial assets and liabilities in the consolidated statements of financial position
	January 1,	December 31,
	2021	2021	2022
	U.S. Dollars in thousands
Financial assets

Financial assets at cost:

Cash and cash equivalents	$88,127	$88,090	$83,062
Short-term bank deposits	289	5,586	3,904
Total financial assets at cost	$88,416	$93,676	$86,966

Total financial assets	$88,416	$93,676	$86,966

Financial liabilities

Financial liabilities at fair value through equity:
Put options of non-controlling interests	$23,926	$29,334	$28,292

Financial liabilities at fair value through profit or loss:
Liability in respect of business combinations	$15,924	$20,527	$24,663

Financial liabilities measured at amortized cost:
Loans from bank and financial institutions (short-term and long-term debt)	$24,950	$37,263	$51,167
Lease liabilities	25,022	25,174	28,873
Total financial liabilities measured at amortized cost:	$49,972	$62,437	$80,040

Total financial and lease liabilities	$89,821	$112,298	$132,995